Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Investments In Associates Subsidaries And Joint Venture

	Joint ventures		Associates

	2024	2023	2024	2023

On January 1	1,430	1,430	2,906	165

Additions	1	49	-	2,765

Disposals	-	-	(34)	(12)

Share in net income	238	196	345	103

Share in changes in equity (note 25.6)	(27)	(2)	85	(9)

Impairment losses	-	-	-	(25)

Dividend	(141)	(211)	(199)	(81)

Net exchange difference	1	(32)	-	-

Other	-	-	19	-

On December 31	1,503	1,430	3,122	2,906
In 2024, the disposal of associates includes Aegon’s participation in the a.s.r. share buyback program, amounting to EUR 29 million, to keep its stake in the company below 30%. Additionally, Aegon sold its stake in the associate in India, amounting to EUR 5 million (refer to note
42 Companies and businesses acquired and divested
). Other reflects fair value movements of associates held at fair value through profit or loss.

The joint ventures and associates are accounted for using the equity method and are considered to be non-current.
The investments in joint ventures and associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures and associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. See note
39 Commitments and contingencies
for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures and associates. The financial statements of the principal joint ventures and associates have the same reporting date as the Group. See note
43 Group companies
for a listing of the investments in joint ventures and associates and the Group’s percentage holding.
Joint ventures include our joint operation in China operating under the name Aegon THTF Life Insurance Co. Other than disclosed in note
29.3 Critical judgments and estimates
, for the valuation of the insurance liabilities of our joint venture in China the risk-free yield curve is based on government bond yields and is constructed using a market-observed curve up to a last liquid point (20 years) and then extrapolating in 20 years to an ultimate spot rate. The ultimate spot rate used for discounting liability cash flows aligns with local market practice in China and amounts to 4.2% on December 31, 2024 (2023: 4.5%) excluding an illiquidity premium (ILP) of 30 bps (2023: 45 bps) for the first 20 years and 20 bps thereafter (2023: 0).
Summarized financial information of joint ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investments in Santander Vida Seguros y Reaseguros S.A. (Santander Spain Life) and Aegon Industrial Fund Management Co.Ltd. (AIFMC) as material joint ventures and are therefore presented separately.

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Summarized statement of financial position

Cash and cash equivalents	30	18	436	421	72	47

Other current assets	63	76	744	654	1,055	840

Total current assets	93	94	1,180	1,075	1,127	887

Non-current assets	1,023	1,056	194	-	7,429	6,234

Total assets	1,116	1,150	1,374	1,075	8,556	7,121

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	4	-

Other current liabilities	53	64	350	(149)	452	643

Total current liabilities	53	64	350	(149)	456	643

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	66	64

Other non-current liabilities	406	403	38	414	6,874	5,257

Total non-current financial liabilities	406	403	38	414	6,941	5,321

Total liabilities	459	467	388	265	7,397	5,964

Net assets	657	683	985	810	1,159	1,157

Summarized statement of comprehensive income

Revenue	340	482	415	478	2,662	2,586

Depreciation and amortization	(34)	(32)	(6)	(5)	(28)	(27)

Interest income	6	4	18	10	128	117

Interest expense	-	-	-	-	(9)	(10)

Profit or loss	95	97	280	193	272	259

Income tax (expense) or income	(21)	(24)	(78)	(53)	(80)	(88)

Post-tax profit or (loss)	74	73	202	140	192	170

Other comprehensive income	4	9	-	-	(134)	32

Total comprehensive income	78	82	202	140	58	203

Dividends received	53	58	29	122	59	211

An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Net assets of joint venture as presented above	657	683	985	810	1,159	1,157

Net assets of joint venture excluding goodwill	577	603	985	809	1,040	1,030

Group share of net assets of joint venture, excluding goodwill	294	308	483	397	526	518

Goodwill on acquisition	80	80	1	1	120	128

Carrying amount	374	387	483	397	646	646
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Post-tax profit or loss	38	37	99	69	101	90

Other comprehensive income	2	4	-	-	(67)	17

Total comprehensive income	40	42	99	69	35	107
Summarized financial information of associates
The following tables reflect the condensed statement of financial position and income statement of Aegon’s material associate a.s.r. at 100%. a.s.r. is a listed company in the Netherlands in which Aegon holds a stake of 29.95% as per December 31, 2024. The income statement includes the a.s.r. results for the period from July 4, 2023, to December 31, 2024.

	a.s.r.

	2024	2023

Summarized statement of financial position

Investments	80,484	92,177

Derivatives	11,767	12,907

Other assets	46,457	45,673

Total assets	138,709	150,758

Insurance liabilities	102,723	99,475

Borrowings and subordinated liabilities	5,140	8,386

Derivatives	8,666	10,132

Other liabilities	12,293	23,467

Total liabilities	128,822	141,460

Non-controlling interest	47	35

Other equity instruments	977	974

Total other equity components	1,024	1,008

Net assets	8,863	8,289

	a.s.r.

	2024	2023

Summarized statement of comprehensive income

Insurance revenues	9,601	4,944

Insurance service result	772	274

Profit or loss from continuing operations	1,418	450

Income tax expense or income	(375)	(103)

Post-tax profit or loss from continuing operations	1,043	347

Post-tax profit or loss from discontinued operations	35	-

Other comprehensive income - that may be recycled to profit or loss	-	17

Other comprehensive income - that will not be recycled to profit or loss	283	(58)

Total comprehensive income	1,361	306

Dividends received	188	68

Group share	29.95%	29.98%

Group share of post-tax profit or loss	325	110

Group share of other comprehensive income	85	(12)

	a.s.r.

	2024	2023

Net assets of a.s.r. as presented above	8,863	8,289

Net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	8,827	8,180

Group share of net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	2,644	2,453

Fair value adjustments	50	47

Goodwill on acquisition	117	117

Carrying amount of investment in a.s.r.	2,811	2,618
The fair value of the investment in a.s.r. has been determined based on the quoted price of the listed shares and the shares held on the reporting date. The fair value of Aegon’s stake in a.s.r. is EUR 2.864 million (2023: EUR 2.588 million).
The following table include associates that Aegon considered immaterial.

	Other Associates

	2024	2023

Summarized statement of financial position

Current assets	501	309

Non-current assets	732	725

Total assets	1,233	1,034

Current liabilities	343	217

Non-current liabilities	25	17

Total current liabilities	369	235

Net assets	864	799

Summarized statement of comprehensive income

Post-tax profit or (loss)	147	(7)

Other comprehensive income	-	6

Total comprehensive income	147	(1)

Dividends received	11	11

Carrying amount	311	288

Summary of Financial Information of Joint Ventures

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Summarized statement of financial position

Cash and cash equivalents	30	18	436	421	72	47

Other current assets	63	76	744	654	1,055	840

Total current assets	93	94	1,180	1,075	1,127	887

Non-current assets	1,023	1,056	194	-	7,429	6,234

Total assets	1,116	1,150	1,374	1,075	8,556	7,121

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	4	-

Other current liabilities	53	64	350	(149)	452	643

Total current liabilities	53	64	350	(149)	456	643

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	66	64

Other non-current liabilities	406	403	38	414	6,874	5,257

Total non-current financial liabilities	406	403	38	414	6,941	5,321

Total liabilities	459	467	388	265	7,397	5,964

Net assets	657	683	985	810	1,159	1,157

Summarized statement of comprehensive income

Revenue	340	482	415	478	2,662	2,586

Depreciation and amortization	(34)	(32)	(6)	(5)	(28)	(27)

Interest income	6	4	18	10	128	117

Interest expense	-	-	-	-	(9)	(10)

Profit or loss	95	97	280	193	272	259

Income tax (expense) or income	(21)	(24)	(78)	(53)	(80)	(88)

Post-tax profit or (loss)	74	73	202	140	192	170

Other comprehensive income	4	9	-	-	(134)	32

Total comprehensive income	78	82	202	140	58	203

Dividends received	53	58	29	122	59	211

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Net assets of joint venture as presented above	657	683	985	810	1,159	1,157

Net assets of joint venture excluding goodwill	577	603	985	809	1,040	1,030

Group share of net assets of joint venture, excluding goodwill	294	308	483	397	526	518

Goodwill on acquisition	80	80	1	1	120	128

Carrying amount	374	387	483	397	646	646
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.
Summary of Reconciliation of Summarized Financial Information to Carrying Amount of Joint Ventures
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures

	2024	2023	2024	2023	2024	2023

Post-tax profit or loss	38	37	99	69	101	90

Other comprehensive income	2	4	-	-	(67)	17

Total comprehensive income	40	42	99	69	35	107

Schedule Of Financial Information Of Associates
Summarized financial information of associates
The following tables reflect the condensed statement of financial position and income statement of Aegon’s material associate a.s.r. at 100%. a.s.r. is a listed company in the Netherlands in which Aegon holds a stake of 29.95% as per December 31, 2024. The income statement includes the a.s.r. results for the period from July 4, 2023, to December 31, 2024.

	a.s.r.

	2024	2023

Summarized statement of financial position

Investments	80,484	92,177

Derivatives	11,767	12,907

Other assets	46,457	45,673

Total assets	138,709	150,758

Insurance liabilities	102,723	99,475

Borrowings and subordinated liabilities	5,140	8,386

Derivatives	8,666	10,132

Other liabilities	12,293	23,467

Total liabilities	128,822	141,460

Non-controlling interest	47	35

Other equity instruments	977	974

Total other equity components	1,024	1,008

Net assets	8,863	8,289

	a.s.r.

	2024	2023

Summarized statement of comprehensive income

Insurance revenues	9,601	4,944

Insurance service result	772	274

Profit or loss from continuing operations	1,418	450

Income tax expense or income	(375)	(103)

Post-tax profit or loss from continuing operations	1,043	347

Post-tax profit or loss from discontinued operations	35	-

Other comprehensive income - that may be recycled to profit or loss	-	17

Other comprehensive income - that will not be recycled to profit or loss	283	(58)

Total comprehensive income	1,361	306

Dividends received	188	68

Group share	29.95%	29.98%

Group share of post-tax profit or loss	325	110

Group share of other comprehensive income	85	(12)

	a.s.r.

	2024	2023

Net assets of a.s.r. as presented above	8,863	8,289

Net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	8,827	8,180

Group share of net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	2,644	2,453

Fair value adjustments	50	47

Goodwill on acquisition	117	117

Carrying amount of investment in a.s.r.	2,811	2,618
The fair value of the investment in a.s.r. has been determined based on the quoted price of the listed shares and the shares held on the reporting date. The fair value of Aegon’s stake in a.s.r. is EUR 2.864 million (2023: EUR 2.588 million).
The following table include associates that Aegon considered immaterial.

	Other Associates

	2024	2023

Summarized statement of financial position

Current assets	501	309

Non-current assets	732	725

Total assets	1,233	1,034

Current liabilities	343	217

Non-current liabilities	25	17

Total current liabilities	369	235

Net assets	864	799

Summarized statement of comprehensive income

Post-tax profit or (loss)	147	(7)

Other comprehensive income	-	6

Total comprehensive income	147	(1)

Dividends received	11	11

Carrying amount	311	288